S-K 1602, SPAC Registered Offerings	Aug. 06, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

We believe we offer a differentiated proposition relative to other blank-check companies and alternative sources of capital. Our approach combines a defined Argentina-first geographic focus, relationship-driven sourcing, and the investment and operating experience of the Lucens Capital platform, applied with private-equity discipline. Key elements of our strategy include:

A dedicated Argentina platform.    We intend to rely on Lucens Capital’s local presence, relationships and execution experience in Argentina, which we believe allow us to source opportunities, assess country-specific risks and structure transactions more effectively than acquirers without a dedicated Argentine presence.

Relationship-driven sourcing.    We expect to source opportunities through long-standing relationships with corporate owners, family- and founder-owned businesses, private-equity firms, entrepreneurs and financial institutions in Argentina, supplemented by unaffiliated intermediaries, rather than relying primarily on broadly marketed processes.

Public-company readiness and investor positioning.    We intend to work with a target on matters relevant to its life as a public company — including float, lock-up arrangements, investor relations and research-readiness — which we believe can support an orderly transition to the public markets and a more readily understood equity story for U.S. public-market investors, as well as the implementation of public-company reporting, governance and internal controls following a business combination.

A seasoned team with cross-cycle experience.    Our team and board have experience investing and operating across multiple economic and market cycles, including in Argentina, which we believe is important to underwriting risk and opportunity in a volatile environment.

As part of our evaluation of any opportunity, we intend to assess whether a target’s equity story is one we believe could support a private investment in public equity (“PIPE”) or other financing, where appropriate. We use this as a selection discipline; we make no implication of committed or guaranteed demand, and no assurance can be given that any such financing will be available or completed. We also expect to be flexible as to transaction structure and to accommodate the differing objectives of family- or founder-owned businesses, private-equity-owned businesses and corporate carve-outs, including by tailoring the mix of cash, rollover equity and other consideration.

Competitive Strengths

We believe the following attributes distinguish us as a business combination partner:

A four-part edge.    We believe our differentiation rests on the combination of (i) relationship-driven Argentine sourcing, (ii) familiarity with U.S. capital markets and the public-listing process, (iii) hands-on operating, governance and value-creation experience with Latin American companies, and (iv) private-equity investment discipline, including experience sourcing and underwriting principal investments, evaluating management teams, identifying value-creation levers, structuring transactions and raising capital on a deal-by-deal basis. We believe this principal-investor orientation aligns our approach with public-market investors focused on long-term shareholder value.

A right-sized vehicle.    We believe our trust, sized at approximately $100 million, may be well-suited to target businesses with an enterprise value of approximately $400 million to $1.0 billion or more and, relative to a substantially larger vehicle, may reduce entry dilution and float pressure for a target’s existing owners, who we expect would retain a meaningful equity stake. No assurance can be given as to the size, structure or terms of any business combination we may complete.

Capital-markets pedigree.    Lucens Capital was founded in 2017 by former J.P. Morgan bankers, and our partners have extensive experience executing cross-border M&A and capital-markets transactions in the U.S. markets for Latin American companies. See “Management” and “The Lucens Capital Platform.”

An investor-facing board with public-company experience.    Our board is expected to include independent directors with public-company leadership experience in Latin America, including Damián Scokin, former Chief Executive Officer of Despegar.com (NYSE: DESP); Andrés Ocampo, former Chief Executive Officer and previously, for over eight years, Chief Financial Officer of GeoPark Limited (NYSE: GPRK); and Marc R. Stanley, the former United States Ambassador to Argentina, together with the financial sophistication, independence and audit-committee readiness we believe U.S. public-market investors expect. We believe this board composition is a core part of our value proposition to a target seeking to access U.S. public capital markets. For full biographies, please see the section entitled “Management.”

Investment Criteria

We intend to be guided by the following non-exclusive criteria in evaluating potential business combination candidates. We may decide to enter into our business combination with a target business that does not meet some or all of these criteria and guidelines.

Hard-currency economics.    U.S. dollar-linked, export-driven or hard-asset cash flows that we believe may reduce sensitivity to local-currency volatility.

Management and ownership alignment.    Management teams and owners with a long-term orientation, expected meaningful rollover, appropriate incentives, and a willingness to operate within public-company governance expectations.

An equity story that clearly supports its required financing.    An equity story we believe can be evaluated by public-market investors with clearly identifiable use of proceeds that may support a PIPE or other financing, where appropriate; no assurance can be given that any such financing will be available or completed.

Public-company readiness.    Governance, reporting and financial-control capabilities that support, or can credibly be developed to support, public-company requirements.

Manageable regulatory, foreign-exchange and governance complexity.    Considerations that we believe can be managed within a U.S. public-company framework.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Should we seek to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our business combination. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering, the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed business combination. We may also obtain financing prior to the closing of our business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our business combination. If we are unable to complete our business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of the NYSE provide that at least 90% of the gross proceeds from this offering, the sale of the private units be deposited in a trust account. Of the net proceeds of this offering, the sale of the private units, $100,500,000 (or $115,575,000 if the underwriters’ over-allotment option is exercised in full), will be placed at a U.S. chartered commercial bank with consolidated assets of $100 billion or more with Continental Stock Transfer & Trust Company, acting as trustee, and will be held in demand deposit or cash accounts or invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. We estimate that the interest earned on the trust account will be approximately $3,517,500 per year, assuming an interest rate of 3.5% per year; however, we can provide no assurance regarding this amount. Except with respect to interest earned on the funds held in the trust account that may be released to us pursuant to permitted withdrawals, the proceeds from this offering and the sale of the private units that are deposited in the trust account will not be released from the trust account until the earliest to occur of: (a) the completion of our business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to allow redemption in connection with our business combination or to redeem 100% of our public shares if we do not complete our business combination within 21 months from the closing of this offering or (ii) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (c) the redemption of our public shares if we are unable to complete our business combination within 21 months from the closing of this offering, subject to applicable law.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our business combination as well as paying our expenses, including a fee payable to EBC upon consummation of our initial business combination for assisting us in connection with our initial business combination, as described under the section titled “Underwriting.” If our business combination is paid for using equity or debt instruments, or not all of the funds released from the trust account are used for payment of the consideration in connection with our business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our business combination, to fund the purchase of other assets, companies or for working capital.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,500,000
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have up to 21 months from the closing of this offering to consummate a business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 years
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

Our business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the trust account (excluding interest earned on the trust account and released to us to pay taxes) at the time of the agreement to enter into the business combination. The fair market value of such business must be determined by our board of directors based upon standards generally accepted by the financial community, such as actual and potential sales, earnings, cash flow and book value. If our board of directors is not able to independently determine that the target business meets such fair market value requirement, the fairness opinion we obtain in connection with any business combination we seek to consummate will contain a confirmatory statement that the target business satisfies such requirement.

We anticipate structuring our initial business combination so that the post transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post transaction company, depending on valuations ascribed to the target and us in the business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Our sponsor paid $25,000 for 3,833,333 founder shares (up to 500,000 of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See the section titled “Risk Factors — Risks Relating to our Securities — Our initial shareholders contributed an aggregate of $25,000, or approximately $0.007 per share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares.” Additionally, our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering, which amount will be repaid upon closing of this offering. We will also reimburse our sponsor or an affiliate thereof $10,000 per month for office space and administrative services made available to us, each as described elsewhere in this prospectus.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the business combination including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.05 per public share. Our initial shareholders have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private shares and any public shares held by them in connection with the completion of our business combination.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations assume (i) that no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) that no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with a business combination, (iii) that no working capital loans are converted into private units, as further described in this prospectus, (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private units), (v) the number of shares included in the units offered hereby will be deemed to be 10,000,000 or 11,500,000 if the underwriters’ over-allotment option is exercised in full and (vi) the issuance of 3,833,333 founder shares (up to 500,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full) and 400,000 private shares (or 437,500 private shares if the underwriters’ over-allotment option is exercised in full) and 125,000 EBC founder shares. Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, including from potential sources of future dilution following this offering, which may not be included in the tables below with respect to the determination of net tangible book value per share, as adjusted. For example, in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our business combination, up to $1,500,000 of such loans may be convertible into private units at a price of $10.00 per unit at the option of our sponsor. Should we seek to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.35	7.36	6.75	6.77	5.82	5.83	4.15	4.16	0.32	0.30
Pro forma net tangible book value after this offering and the sale of the private units	7.34	7.35	6.74	6.76	5.81	5.82	4.14	4.15	0.31	0.29
Dilution to public shareholders	$2.66	$2.65	$3.26	$3.24	$4.19	$4.18	$5.86	$5.85	$9.69	$9.71
Percentage of dilution to public shareholders	26.60%	26.50%	32.60%	32.40%	41.90%	41.80%	58.60%	58.50%	96.90%	97.10%

Numerator:
Net tangible book deficit before this offering	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)	$(33,192)
Net proceeds from this offering and the sale of the private units(1)	101,250,000	116,325,000	101,250,000	116,325,000	101,250,000	116,325,000	101,250,000	116,325,000	101,250,000	116,325,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	575,505	575,505	575,505	575,505	575,505	575,505	575,505	575,505	575,505	575,505
Less: Overallotment liability	(78,900)	—	(78,900)	—	(78,900)	—	(78,900)	—	(78,900)	—
Less: Amounts paid for redemptions(2)(3)	—	—	(25,125,000)	(28,893,750)	(50,250,000)	(57,787,500)	(75,375,000)	(86,681,250)	(100,500,000)	(115,575,000)
	$101,713,413	$116,867,313	$76,588,413	$87,973,563	$51,463,413	$59,079,813	$26,338,413	$30,186,063	$1,213,413	$1,292,313
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
EBC founder shares	125,000	125,000	125,000	125,000	125,000	125,000	125,000	125,000	125,000	125,000
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private units	400,000	437,500	400,000	437,500	400,000	437,500	400,000	437,500	400,000	437,500
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Total	13,858,333	15,895,833	11,358,333	13,020,833	8,858,333	10,145,833	6,358,333	7,270,833	3,858,333	4,395,833

____________

(1)       Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit, equal to 2.0% of the gross proceeds of this offering, or $2,000,000 in the aggregate (or up to $2,300,000 to the extent the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”

(2)       If we seek shareholder approval of our business combination and we do not conduct redemptions in connection with our business combination pursuant to the tender offer rules, our initial shareholders or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Securities.”

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (“NTBV”), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the sections titled “Prospectus Summary — Dilution” and “Dilution” for more information.

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.35	$6.76	$3.24	$5.82	$4.18	$4.15	$5.85	$0.29	$9.71
Assuming No Exercise of Over-Allotment Option
$7.34	$6.74	$3.26	$5.81	$4.19	$4.14	$5.86	$0.31	$9.69

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Our Sponsor

Our sponsor is a Delaware limited liability company, which was formed to be our sponsor. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company and it is not anticipated that our sponsor will undertake any material roles or responsibilities in directing and managing our activities. Our business and activities following this offering will be directed and managed by our management team and none of our other affiliates and promoters are anticipated to have any material roles or responsibilities in directing and managing our activities.

Pablo Mineo Tsutsumi Acuña is the manager of our sponsor. Our officers and directors, as well as the non-managing members, will hold membership interests, directly or indirectly, in our sponsor. No other person has a direct or indirect material interest in our sponsor.

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	3,833,333 founder shares	$25,000
Sponsor	300,000 Private Units to be purchased simultaneously with the closing of this offering	$3,000,000
Sponsor or an affiliate thereof	$10,000 per month	Office space and administrative services provided to us.
Sponsor	Repayment in cash	Up to $300,000 under an unsecured, non-interest-bearing promissory note.
Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing a business combination.	Expenses incurred in connection with identifying, investigating and completing a business combination.
Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 working capital units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with a business combination
Sponsor and our officers or directors, or affiliates thereof	Payment in cash or securities	Payment of customary consulting, success or finder fees in connection with the consummation of a business combination

Our sponsor paid $25,000 for 3,833,333 founder shares (up to 500,000 of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See the section titled “Risk Factors — Risks Relating to our Securities — Our initial shareholders contributed an aggregate of $25,000, or approximately $0.007 per share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares.” Additionally, our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering, which amount will be repaid upon closing of this offering. We will also reimburse our sponsor or an affiliate thereof $10,000 per month for office space and administrative services made available to us, each as described elsewhere in this prospectus.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, or contractual obligations to other entities pursuant to which such officer or director is or will be required to present business combination opportunities to such entity. Accordingly, in the future, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity. We do not believe, however, that any fiduciary duties or contractual obligations of our officers arising in the future would materially undermine our ability to complete our initial business combination. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Members of our management team directly or indirectly own founder shares and, accordingly may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our business combination.

•        The per share price that the members of management team paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if the Company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        In the event we do not consummate a business combination within the completion window, the founder shares, the warrants, the private units, and their underlying securities will expire worthless, which could create an incentive for our officers and directors to complete any transaction, regardless of its ultimate value.

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated.

•        Our initial shareholders have agreed to waive their redemption rights with respect to any founder shares, EBC founder shares, private shares and any public shares held by them in connection with the consummation of our business combination. Additionally, they have agreed to waive their redemption rights with respect to any founder shares, EBC founder shares and private shares held by them if we fail to consummate our business combination within 21 months from the closing of this offering. If we do not complete our business combination within such applicable time period, the funds held in the trust account will be used to fund the redemption of only our public shares, and the private units and underlying securities will not be redeemed. The founder shares will not, subject to certain exceptions, be transferred, assigned, or sold until six months after the date of the consummation of the business combination, or earlier, if, subsequent to our business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property. Since members of our management may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to complete our business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our business combination.

•        Our initial shareholders may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our initial shareholders, officers, directors or their affiliates to finance transaction costs in connection with an intended business combination. Up to $1,500,000 of such loans may be convertible into working capital units at a price of $10.00 per unit at the option of the lender. Such working capital units would be identical to the private units sold in the private placement.

•        We will reimburse our sponsor or an affiliate thereof in an amount equal to $10,000 per month for office space and administrative support made available to us, as described elsewhere in this prospectus.

•        Upon consummation of this offering, we will repay $300,000 in loans made to us by our sponsor to cover a portion of the expenses of this offering. Additionally, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing a business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsor and its affiliates on one hand, and purchasers in this offering on the other.

The conflicts described above may not be resolved in our favor.

In general, officers and directors of a corporation incorporated under the laws of Cayman Islands are required to present business opportunities to a corporation if:

•        the corporation could financially undertake the opportunity;

•        the opportunity is within the corporation’s line of business; and

•        it would not be fair to our company and its shareholders for the opportunity not to be brought to the attention of the corporation.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Furthermore, our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

We are not prohibited from pursuing a business combination with a company that is affiliated with our initial shareholders or any affiliate of them, subject to certain approvals and consents. Our underwriting agreement with EBC and our amended and restated memorandum and articles of association provide that in such a circumstance we would obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that our initial business combination is fair to our company from a financial point of view. We are not otherwise required to obtain such an opinion, so long as our board of directors believes that our directors have the financial skills and background to conclude that is business combination is fair from a financial perspective.

In the event that we submit our business combination to our shareholders for a vote, our initial shareholders have agreed to vote any founder shares and private shares held by them and any public shares purchased during or after the offering in favor of our business combination.